Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - High Yield Fund
Class Name	Class A
Trading Symbol	BGHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.88%
[1]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of BrandywineGLOBAL - High Yield Fund returned 9.45%. The Fund compares its performance to the ICE BofA U.S. High Yield Index, which returned 8.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in financial services, focused on non-bank issuers, with an overweight allocation relative to the index.
↑	Selection in energy and consumer goods, driven by active involvement with management around corporate restructuring and consolidation.
↑	Avoided large structures in the media sector that had been laggards.

Top detractors from performance:
↓	Underweight exposure to CCC-rated bonds & below credit rating, particularly in telecom, which benefited from interest rate cuts, expectations of a soft landing, and high carry.
↓	Duration positioning during a period of elevated interest rate volatility, where yields moved significantly up and down.
↓	Underweight exposure to health care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	9.45	6.20	7.03
Class A (with sales charge)	5.38	5.45	6.65
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
ICE BofA U.S. High Yield Index	8.20	4.04	5.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,083,322,163
Holdings Count | $ / shares	198	[2]
Advisory Fees Paid, Amount	$ 11,536,860
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,083,322,163
Total Number of Portfolio Holdings*	198
Total Management Fee Paid	$11,536,860
Portfolio Turnover Rate	93%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - High Yield Fund
Class Name	Class C
Trading Symbol	BGHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$167	1.60%
[3]
Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of BrandywineGLOBAL - High Yield Fund returned 8.68%. The Fund compares its performance to the ICE BofA U.S. High Yield Index, which returned 8.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in financial services, focused on non-bank issuers, with an overweight allocation relative to the index.
↑	Selection in energy and consumer goods, driven by active involvement with management around corporate restructuring and consolidation.
↑	Avoided large structures in the media sector that had been laggards.

Top detractors from performance:
↓	Underweight exposure to CCC-rated bonds & below credit rating, particularly in telecom, which benefited from interest rate cuts, expectations of a soft landing, and high carry.
↓	Duration positioning during a period of elevated interest rate volatility, where yields moved significantly up and down.
↓	Underweight exposure to health care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (8/2/2021)
Class C	8.68	3.24
Class C (with sales charge)	7.68	3.24
Bloomberg U.S. Aggregate Index	1.25	-2.49
ICE BofA U.S. High Yield Index	8.20	2.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,083,322,163
Holdings Count | $ / shares	198	[4]
Advisory Fees Paid, Amount	$ 11,536,860
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,083,322,163
Total Number of Portfolio Holdings*	198
Total Management Fee Paid	$11,536,860
Portfolio Turnover Rate	93%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - High Yield Fund
Class Name	Class I
Trading Symbol	BGHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$67	0.64%
[5]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of BrandywineGLOBAL - High Yield Fund returned 9.60%. The Fund compares its performance to the ICE BofA U.S. High Yield Index, which returned 8.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in financial services, focused on non-bank issuers, with an overweight allocation relative to the index.
↑	Selection in energy and consumer goods, driven by active involvement with management around corporate restructuring and consolidation.
↑	Avoided large structures in the media sector that had been laggards.

Top detractors from performance:
↓	Underweight exposure to CCC-rated bonds & below credit rating, particularly in telecom, which benefited from interest rate cuts, expectations of a soft landing, and high carry.
↓	Duration positioning during a period of elevated interest rate volatility, where yields moved significantly up and down.
↓	Underweight exposure to health care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	9.60	6.47	7.32
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
ICE BofA U.S. High Yield Index	8.20	4.04	5.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,083,322,163
Holdings Count | $ / shares	198	[6]
Advisory Fees Paid, Amount	$ 11,536,860
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,083,322,163
Total Number of Portfolio Holdings*	198
Total Management Fee Paid	$11,536,860
Portfolio Turnover Rate	93%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - High Yield Fund
Class Name	Class IS
Trading Symbol	BGHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$56	0.53%
[7]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of BrandywineGLOBAL - High Yield Fund returned 9.71%. The Fund compares its performance to the ICE BofA U.S. High Yield Index, which returned 8.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in financial services, focused on non-bank issuers, with an overweight allocation relative to the index.
↑	Selection in energy and consumer goods, driven by active involvement with management around corporate restructuring and consolidation.
↑	Avoided large structures in the media sector that had been laggards.

Top detractors from performance:
↓	Underweight exposure to CCC-rated bonds & below credit rating, particularly in telecom, which benefited from interest rate cuts, expectations of a soft landing, and high carry.
↓	Duration positioning during a period of elevated interest rate volatility, where yields moved significantly up and down.
↓	Underweight exposure to health care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IS	9.71	6.61	7.45
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
ICE BofA U.S. High Yield Index	8.20	4.04	5.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,083,322,163
Holdings Count | $ / shares	198	[8]
Advisory Fees Paid, Amount	$ 11,536,860
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,083,322,163
Total Number of Portfolio Holdings*	198
Total Management Fee Paid	$11,536,860
Portfolio Turnover Rate	93%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.